Prepaid expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Prepaid expenses
Prepaid expenses

8. Prepaid expenses

As of September 30, 2024, prepaid expenses were $2,382, consisting of $1,650 of prepaid R&D clinical costs, $561 of prepaid insurance and $171 of other prepaid costs. As of December 31, 2023, prepaid expenses were $8,154, consisting of $7,245 of prepaid R&D clinical costs, $492 of prepaid insurance, and $417 of other prepaid costs.

6. Prepaid Expenses

As of December 31, 2023, the amount of prepaid expenses was $8,154, consisting of $7,245 of prepaid R&D clinical costs, $492 of prepaid insurance and $417 of other costs. As of December 31, 2022, the amount of prepaid expenses was $16,267, consisting of $15,188 of prepaid R&D clinical costs, $543 of prepaid insurance and $536 of other costs.